Related party transactions	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Global Blue Group Holding AG is a publicly listed company, where the largest shareholders are funds managed by Silver Lake Partners and Partners Group.
During the financial year, there were no transactions with related parties other than disclosed below.
Remuneration to key management personnel
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2021	2020	2019
Short-term employee benefits	5,162	4,408	5,073
Post-employment benefits	474	371	375
Share based payments	680	—	—
Total	6,316	4,779	5,448
Purchase of services from related parties
Silver Lake Partners and Partners Group credited/charged a monitoring fee to the Group of EUR(1.0) million (EUR0.5 million for the financial year ended March 31, 2020, EUR0.7 million for the financial year ended March
31, 2019). The monitoring fees were waived from January 1, 2020, meaning that there shall be no further monitoring fee payments after the financial year ended March 31, 2020.
The directors fee related to remuneration of the Non-Executive Directors for Global Blue Group Holding AG.
The Group also reimburses Silver Lake Partners and Partners Group for out of pocket expenses, financial advisors, legal counsel, and other costs related to the Group.

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2021	2020	2019
Monitoring fee	(950)	460	700
Directors fee	278	195	—
Reimbursements	16	54	76
Total	(656)	709	776

(EUR thousand)	As of March 31
Liabilities to related parties	2021 Restated	2020	2019
Liabilities to key management personnel:
Pension liability	1,387	868	407
Share-based payment liability	—	7,396	6,161
Liabilities to shareholders:
Warrant liability	9,864	—	—
Closing balance for the year	11,251	8,264	6,568
Executive Committee members of Global Blue Group have invested EUR1.9 million as of March 31, 2020 including accrued interest in NC-PECs (reference is made to Note 25). A further liability of EUR3.0 million as of March 31, 2020 relates to obligation of the Global Blue Equity Plan Employee Trust towards senior management of the Group (“Senior Management”) of the Group (reference is made to Note 25).
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist and no balances are left as of March 31, 2021.
Equity plan after the capital reorganization
As a result of the capital reorganization, the management equity plan was restructured and, as a result, managers own shares directly in the Company. Please refer to Note 25 for further details.
Warrants
As of March 31, 2021, Silver Lake and Affiliates, Partners Group and Affiliates, and EBT held 9,766,667 warrants for a total value of EUR9.9 million.